Summary of Significant Accounting Policies (Details)	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2025 SGD ($)
Summary of Significant Accounting Policies [Line Items]
Expected useful lives	7 years		7 years
Deposits received advance from customers	$ 1,377,535	$ 1,567,270
Percentage of lease term	75.00%		75.00%
Advertising expense	$ 65,841	67,994
Grants received	$ 17,079	19,436
Percentage of tax benefit	50.00%
Unrecognized deferred tax assets and liabilities
Contributions amount	$ 248,842	$ 181,512
Exceeds of revenue, percentage	10.00%		10.00%
Operating segments	2
Compensation limit	$ 74,395		$ 100,000
Threshold percent	5.00%
Income tax rate percentage	5.00%
Singapore [Member]
Summary of Significant Accounting Policies [Line Items]
Compensation limit	$ 100,000
Cash balances	$ 400,000
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of GST levied on products	0.00%	0.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of GST levied on products	9.00%	9.00%
Operating Segments [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of exceeds of profit.	10.00%
Percentage of exceeds of combined assets	10.00%